PROVISION FOR JUDICIAL LIABILITIES - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 14,417,316	R$ 12,937,551
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment of probable contingencies	2,537,335	2,614,518
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	9,211,342	8,201,246
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	224,181	321,428
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 4,981,793	R$ 4,414,877